Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of consolidated balance sheets
	As of December 31,
	2020	2021

Current assets
Cash	101,597	132,391
Accounts receivable, net of allowance for doubtful accounts	20,283	28,925
Amounts due from related parties	238,621	23,337
Prepaid expenses and other current assets	22,891	50,893
Total current assets	383,392	235,546
Property and equipment, net	44,369	63,763
Intangible assets, net	44,856	41,763
Goodwill	40,218	150,996
Deferred tax assets	7,371	22,322
Other non-current assets	15,774	54,488
Total assets	535,980	568,878
Current liabilities
Contract liabilities	163,957	146,164
Bank loan	—	43,219
Borrowings under financing arrangements	64,140	40,078
Accounts payable	3,655	8,955
Accrued expenses and other payables	44,990	107,912
Income tax payables	5,580	14,073
Amounts due to related parties	72,648	4,877
Total current liabilities	354,970	365,278
Deferred revenue	26,140	21,465
Borrowings under financing arrangements	28,643	44,178
Other payables	13,550	7,868
Deferred tax liabilities	11,933	11,706
Total liabilities	435,236	450,495

Schedule of consolidated statements of comprehensive income
	Years Ended December 31,
	2019	2020	2021
Net revenues	236,424	298,939	370,260
Net income	38,859	29,525	16,380

Schedule of consolidated balance sheets as follows
	As of December 31,
	2020	2021
Cash	111,978	144,409
Restricted cash	59,600	-
Total cash and restricted cash	171,578	144,409

Schedule of estimated useful lives
Category	Estimated useful life
Buildings	18 - 20 years
Leasehold improvement	Shorter of the lease term and the estimated useful lives of the assets
Furniture and office equipment	6 - 10 years
Electronic equipment	4 - 5 years
Vehicles	5 years

Schedule of acquired intangible assets
Category	Estimated useful life
Systems software	2-10 years
Government cooperative agreements	17 years